Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 191,909	$ 151,533	$ 116,099
Cost of revenue:
Cost of revenue	52,664	40,290	36,399
Gross profit	139,245	111,243	79,700
Operating expenses:
Sales and marketing	100,512	76,545	61,901
General and administrative	59,221	36,872	24,614
Research and development	31,765	12,204	11,148
Depreciation and amortization	1,238	1,059	1,049
Total operating expenses	192,736	126,680	98,712
Loss from operations	(53,491)	(15,437)	(19,012)
Change in earn-out shares liabilities and warrant liabilities	21,233	0	0
Interest income, net	102	41	56
Other expense, net	(632)	(511)	(604)
Loss before income taxes	(32,788)	(15,907)	(19,560)
Income tax expense	457	1,062	614
Net loss	(33,245)	(16,969)	(20,174)
Net loss attributable to and accretion of redeemable noncontrolling interest	(1,974)	(27)	0
Net loss attributable to AvePoint, Inc.	(35,219)	(16,996)	(20,174)
Deemed dividends on preferred stock	(32,928)	(34,446)	(107,469)
Net loss available to common shareholders	$ (68,147)	$ (51,442)	$ (127,643)
Loss per share:
Basic (in dollars per share)	$ (0.48)	$ (0.57)	$ (1.72)
Diluted (in dollars per share)	$ (0.48)	$ (0.57)	$ (1.72)
Shares used in computing loss per share:
Basic (in shares)	141,596	89,638	74,006
Diluted (in shares)	141,596	89,638	74,006
SaaS [Member
Revenue:
Revenue	$ 85,580	$ 52,074	$ 27,744
Cost of revenue:
Cost of revenue	19,039	11,050	7,500
Termed License and Support [Member]
Revenue:
Revenue	50,970	38,949	26,985
Cost of revenue:
Cost of revenue	950	1,930	1,897
Service [Member]
Revenue:
Revenue	31,919	34,140	26,662
Cost of revenue:
Cost of revenue	30,726	26,089	24,727
Maintenance [Member]
Revenue:
Revenue	21,022	23,462	29,122
Cost of revenue:
Cost of revenue	1,949	1,221	2,275
License [Member]
Revenue:
Revenue	$ 2,418	$ 2,908	$ 5,586